ORGANIZATION AND BASIS OF PRESENTATION (Tables)	12 Months Ended
Dec. 31, 2025
ORGANIZATION AND BASIS OF PRESENTATION
Schedule of principal subsidiaries

As of December 31, 2025, the Company’s principal subsidiaries are as follows:

Subsidiaries	Date of incorporation	Place of incorporation	Ownership	Principal activities
Belite Bio Holdings Corp. (“Belite Holding”)	June 10, 2016	The United States of America	100% owned by Belite	Commercial preparation, marketing, distribution, and sales of pharmaceutical products
Belite Bio, LLC (“Belite USA”)	June 10, 2016	The United States of America	100% owned by Belite Holding	Research and development
RBP4 Pty Ltd (“RBP4”)	August 13, 2018	Australia	100% owned by Belite Holding	Clinical trial activities
Belite Bio (HK) Limited (“Belite HK”)	June 10, 2021	Hong Kong	100% owned by Belite	Clinical trial activities
Belite Bio (Shanghai) Limited (“Belite Shanghai”)	August 12, 2021	China	100% owned by Belite HK	Clinical trial activities
Belite Bio (Taiwan) Inc (“Belite Taiwan”)	December 18, 2024	Taiwan	100% owned by Belite HK	Supporting clinical trial activities, research and development and back-office service
Belite Bio (Swiss) AG (“Belite Swiss”)	September 1, 2025	Switzerland	100% owned by Belite HK	Conducting research and development, marketing, distribution, and sales of pharmaceutical products
Belite Bio Japan Inc (“Belite Japan”)	November 14, 2025	Japan	100% owned by Belite Swiss	Marketing, distribution, and sales of pharmaceutical products